Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
20. Related Party Transactions
During the years ended December 31, 2020, 2021 and 2022, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investee A	Significant influence

(a) Transactions with related parties

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	5,826	7,360	18,029
Smart devices provided to NetEase Group	7,607	6,607	8,748
Online marketing services provided to NetEase Group	15,860	9,823	7,925
Other services provide to NetEase Group	—	—	9,588
Fixed assets provide to NetEase Group	—	—	936

Services and products purchased from NetEase Group and other related party
Services purchased from NetEase Group	163,487	143,186	153,523
Services purchased from other related party	—	—	9,572
Fixed assets and inventories purchased from NetEase Group	2,198	2,489	1,087

Loan related transactions
Interest expenses on loans from NetEase Group	31,215	31,644	45,607
Addition of long-term loans from NetEase Group	—	257,522	225,941

Equity related transactions
Deemed distribution to NetEase	2,060	4,171	—
Share-based compensation under NetEase Plan	2,682	1,043	1,499

Other transactions
Disposal of Youdao Cloudnote business to NetEase Group	670	—	—
Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.
Smart devices provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributor to sell smart devices, the revenues of which are recognized upon the delivery to the customer.
Online marketing services provided to NetEase Group mainly refer to the performance-based advertising arrangement provided to the entities within NetEase Group to promote their own services and products.
Other services provided to NetEase Group mainly refer to the server leasing services to the entities within NetEase Group.
Service purchased from NetEase Group mainly consists of the human resource which the employees are with employment contracts with the entities within NetEase Group but provide services to the Group, office leasing and purchase of server custody service.
Services purchased from other related party mainly refer to the technical support services provided by an equity investee.

Disposal of Youdao Cloudnote business related to disposal of the business to an entity under common control. In December 2020, the Group entered into agreements with NetEase to dispose Youdao Cloudnote business to an investee established by the Company and NetEase. Pursuant to the agreements, the Company acquired
37.5
%
equity interests of the investee with the assets transferred of Youdao Cloudnote. The Company accounted for the investment using the equity method. Since the Youdao Cloudnote business was not material to the Group’s operations, the disposal did not represent a strategic shift with a major effect on the Group’s operations and financial results, and did not qualify as discontinued operation in accordance with ASC 205,
Presentation of financial statements.
Further, the business was controlled by NetEase both before and after the transaction, this transaction was accounted for as a transaction under common control. Therefore, the transferred assets were accounted for at historical carrying values.
(b) Balances with related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from NetEase Group	6,192	7,888
Prepayment to other related party	—	7,762
Amounts due to NetEase Group	83,041	68,809
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	255,028	522,345
Short-term loans as of December 31, 2021 and 2022 amounted to RMB878,000, respectively, which consisted of entrustment loans from NetEase Group through banks denominated in RMB. All of these loans were repayable within one year. The effective interest rate for the outstanding loans for the years ended December 31, 2021 and 2022 ranged from approximately 3.5% to 3.9% per annum. The interest expense was RMB31,215, RMB31,028 and RMB31,226 for the years ended December 31, 2020, 2021 and 2022, respectively.
In April 2021, the Group entered into a three-year US$300.0 million revolving loan facility agreement with NetEase, which was intended for general working capital. The facility was priced at 110 basis points over LIBOR. As of December 31, 2022, the Group had drawn down US$75.0 million under the facility with maturity dated March 31, 2024. The interest expense was RMB616 and RMB14,381 for the years ended December 31, 2021 and 2022, respectively.